Property, Plant and Equipment (Details Textual) - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Discontinued operation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charges		$ 2,810
Costs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charges	$ 3,881	3,304
General and administrative expenses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charges	286	184
Selling expenses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charges	$ 75	$ 52